ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of accounts receivables

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2019	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	2,371,709	(184,425)	2,187,284
Accounts receivable from post origination service	24,092	(273)	23,819
Total	2,395,801	(184,698)	2,211,103

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2020	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	151,004	(17,462)	133,542
Accounts receivable from post origination service	21,170	(3,958)	17,212
Accounts receivable from referral services	12,180	(1,836)	10,344
Total	184,354	(23,256)	161,098

Schedule of movement of allowance for uncollectible accounts receivables

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Accounts receivable from loan facilitation service	17,528	64,895	(5,271)	77,152
Accounts receivable from post origination service	—	4,702	(518)	4,184
Total	17,528	69,597	(5,789)	81,336

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Accounts receivable from loan facilitation service	77,152	171,602	(64,329)	184,425
Accounts receivable from post origination service	4,184	12,779	(16,690)	273
Total	81,336	184,381	(81,019)	184,698

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Accounts receivable from loan facilitation service	184,425	(102,832)	(64,131)	17,462
Accounts receivable from post origination service	273	33,241	(29,556)	3,958
Accounts receivable from referral services	—	1,836	—	1,836
Total	184,698	(67,755)	(93,687)	23,256

Schedule of contract assets

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2019	Contract assets	Contract assets	net
Contract assets from loan facilitation service	143,685	(6,662)	137,023
Contract assets from post origination service	3,977	(231)	3,746
Total	147,662	(6,893)	140,769

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2020	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,714,861	(222,526)	2,492,335
Contract assets from post origination service	29,259	(10,045)	19,214
Contract assets from referral services	29,818	—	29,818
Total	2,773,938	(232,571)	2,541,367

Schedule of movement of allowance uncollectible contract assets

The movement of allowance for uncollectible contract assets for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Contract assets from loan facilitation service	1,163	1,053	(1,458)	758
Contract assets from post origination service	2,579	918	(3,076)	421
Total	3,742	1,971	(4,534)	1,179

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Contract assets from loan facilitation service	758	8,895	(2,991)	6,662
Contract assets from post origination service	421	1,728	(1,918)	231
Total	1,179	10,623	(4,909)	6,893

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020
Contract assets from loan facilitation service	6,662	220,582	(4,718)	222,526
Contract assets from post origination service	231	11,217	(1,403)	10,045
Total	6,893	231,799	(6,121)	232,571

Due From Related Parties
Summary of accounts receivable and contract assets

The Group's accounts receivable and contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2019 and 2020 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2019	assets	and contract assets	Assets, net
Accounts receivable from loan facilitation service	131,743	(9,648)	122,095
Accounts receivable from post origination service	1,950	(481)	1,469
Contract assets from loan facilitation service	47,028	(2,062)	44,966
Contract assets from post origination service	795	(144)	651
Total	181,516	(12,335)	169,181

3.           ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - continued

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2020	assets	and contract assets	Assets, net

Accounts receivable from loan facilitation service	—	—	—
Accounts receivable from post origination service	—	—	—
Accounts receivable from referral services	1,004	—	1,004
Contract assets from loan facilitation service	82,528	(8,072)	74,456
Contract assets from post origination service	951	(227)	724
Total	84,483	(8,299)	76,184

Summary of movement of allowance for uncollectible accounts receivables and contract assets

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2019 and 2020 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Accounts receivable from loan facilitation service	9,437	18,698	(18,487)	9,648
Accounts receivable from post origination service	1,515	6,947	(7,981)	481
Contract assets from loan facilitation service	219	7,680	(5,837)	2,062
Contract assets from post origination service	18	1,951	(1,825)	144
Total	11,189	35,276	(34,130)	12,335

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2020	provision	year	2020

Accounts receivable from loan facilitation service	9,648	30,215	(39,863)	—
Accounts receivable from post origination service	481	14,533	(15,014)	—
Contract assets from loan facilitation service	2,062	22,683	(16,673)	8,072
Contract assets from post origination service	144	7,639	(7,556)	227
Total	12,335	75,070	(79,106)	8,299